PROMISSORY NOTES PAYABLE AND ADVANCES (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016
Face value	$ 1,011,111	$ 2,486,667
Advances [Member] | 10% Convertible Promissory Note (the "10% 2015 Note") [Member]
Face value	$ 471,111
Warrants to be issued (55% of face value)	256,172
Term	5 years
Strike price	$ 1.50
Fair market value	$ 0.95
Expected volatility	128.00%
Risk-free interest rate	1.56%